Other Long-term Payable	12 Months Ended
Dec. 31, 2010
Other Long-term Payable
Other Long-term Payable

14.                Other Long-term Payable

The following is a summary of accrued liabilities as of December 31, 2009 and 2010 (in thousands):

	December 31,	December 31,
	2009	2010
	RMB	RMB
RSU long-term payable (see Note 2(m))	—	33,122
Other	200	220
	200	33,342